Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	SMX (Security Matters) Public Limited Company
Entity Central Index Key	0001940674
Entity Primary SIC Number	3590
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Mespil Business Centre
Entity Address, Address Line Two	Mespil House
Entity Address, Address Line Three	Sussex Road
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
City Area Code	+353-1
Local Phone Number	920-1000
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Contact Personnel Name	Puglisi & Associates